Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	$ (2,545)	$ (9,007)	$ (9,532)
Adjustment of revaluation of warrants issued to investors	(476)
Net loss attributable to Medigus Ltd. for diluted loss	$ (3,021)	$ (9,007)	$ (9,532)
Denominator (in thousands):
Weighted average shares - denominator for basic net loss per share	125,685	34,397	28,415
Shares settlement presumed for warrants issued to investors	4,005
Denominator for diluted loss per share	129,690	34,397	28,415
Net loss per share attributable to Medigus Ltd. (USD)
Basic	$ (0.02)	$ (0.26)	$ (0.34)
Diluted	$ (0.02)	$ (0.26)	$ (0.34)